CONSIDERATION RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)		Feb. 06, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jul. 25, 2013 CNY (¥)	Dec. 02, 2011 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables resulting from disposals	[1]								¥ 14,000			¥ 14,000
Funding due from CEIHL	[2]											50,000
Receivable resulting from disposal of Taishidian Holding									¥ 30,000			234,500
Sub-total									44,000			298,500
Less: allowance for doubtful accounts				¥ (164,700)		¥ (191,594)	¥ (191,594)		(35,500)	[1],[3]		(164,700)
Total			$ 1,312						8,500			133,800
Allowance for Doubtful Consideration Receivable [Rollforward]
Balance at beginning of year				(164,700)		(191,594)
Addition				(35,300)		(40,000)
Written off				164,500		66,894
Balance at end of year				(35,500)	[1],[3]	(164,700)	(191,594)
Bad debt provision			$ 6,632	42,960		151,080	128,578
Consideration receivables written off				164,500		66,894
Suzhou Hezhijia Investment Management Limited [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables resulting from disposals											¥ 234,500	¥ 110,000
Receivable resulting from disposal of Taishidian Holding											¥ 70,000
Allowance for Doubtful Consideration Receivable [Rollforward]
Bad debt provision		¥ 40,000		30,000		70,000
Taishidian Holding [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables resulting from disposals													¥ 234,500
Receivable resulting from disposal of Taishidian Holding													¥ 143,233
Allowance for Doubtful Consideration Receivable [Rollforward]
Cash payment received				40,000
Best estimation of recoverable									110,000
Bad debt provision				30,000			¥ 124,500
Taishidian Holding [Member] | Suzhou Hezhijia Investment Management Limited [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable resulting from disposal of Taishidian Holding									¥ 70,000
Allowance for Doubtful Consideration Receivable [Rollforward]
Written off						40,000
Consideration receivables written off						¥ 40,000
Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding [Member]
Allowance for Doubtful Consideration Receivable [Rollforward]
Bad debt provision								¥ 200
Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding [Member] | Tongshengle [Member]
Allowance for Doubtful Consideration Receivable [Rollforward]
Cash consideration														¥ 35,000
Cash payment received								¥ 21,000
Bad debt provision				¥ 5,300

[1]	In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group's core businesses. On December 2, 2011, the Company sold Xi'an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) for cash consideration of RMB 35,000, and RMB 21,000 of which has been received by December 31, 2012. A bad debt allowance of RMB 200 was provided in 2012. In 2015, the Group provided an additional allowance of RMB 5,300 by reducing the net receivables, after netting of payable balance, from Tongshengle to zero after assessing the collectability.
[2]	The balance represented the funding due from CEIHL pursuant to the Restructuring Plan. See Note 14 for details. The entire balance has been collected in February 2015.
[3]	On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. On February 6, 2015, the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with a consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. Following the transfer, the gross balance of the receivable was reduced to RMB 70,000 from RMB 234,500. In February 2015, the Group received RMB 40,000 of the consideration. By the end of 2015, the Group had not collected the remaining balance. After assessing the collectability, management provided an allowance of RMB 30,000.